Mortgage banking activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights MSR Impairment Recovery	$ 24,683	$ 11,403	$ 17,406
Mortgage Banking Activities [Member]
Mortgage Servicing Fees Excluding Fair Value	41,761	45,465	48,156
Mortgage Servicing Rights MSR Impairment Recovery	(24,683)	(11,403)	(17,406)
Servicing Fees Net	17,078	34,062	30,750
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	31,213	26,719	76,181
Unrealized Gain (Loss) on Derivatives	(726)	746	304
Gain (Loss) on Sale of Derivatives	(16,950)	10,130	(22,464)
Trading Gains (Losses)	(17,676)	10,876	(22,160)
Mortgage banking activities	$ 30,615	$ 71,657	$ 84,771